Grandeur Peak International Stalwarts Fund	Portfolio of Investments
July 31, 2026 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 97.56%
Australia — 3.43%
ALS Ltd.	592,381	$9,014,403
Imdex Ltd. (a)	2,996,743	7,786,763
Pinnacle Investment Management Group(a)	2,089,440	23,511,901
		40,313,067
Belgium — 1.39%
Melexis NV	206,693	16,284,614

Canada — 6.66%
5N Plus, Inc.(a)	574,100	13,343,257
Aritzia Inc(a)	185,919	18,525,982
Bird Construction, Inc.	242,800	11,582,525
Kraken Robotics, Inc.(a)	1,622,400	6,724,458
TerraVest Industries Inc	345,200	28,130,290
		78,306,512
China — 2.15%
Silergy Corp(a)	1,979,805	25,312,184

France — 2.49%
Exosens S.A.S	162,847	10,745,009
Virbac S.A.CA	47,661	18,555,298
		29,300,307
Germany — 2.34%
AIXTRON SE	193,907	8,112,824
Dermapharm Holding SE	127,261	6,018,804
Pfisterer Holding S.E.	152,678	13,420,306
		27,551,934
India — 1.85%
Anant Raj Ltd.	1,877,365	12,289,228
Motherson Sumi Wiring India Ltd.	22,349,064	9,513,400
		21,802,628
Italy — 3.45%
Interpump Group SpA	540,346	21,653,732
Moncler SpA	148,986	8,438,358
Technoprobe SpA(a)	325,820	10,410,905
		40,502,995
Japan — 12.59%
Asahi Intecc Company Ltd.	604,000	13,634,046
Japan Elevator Service Holdings Company Ltd.	4,635,732	49,306,693
Kandenko Company Ltd.	391,000	13,186,206
Kinden Corp	316,800	14,111,137
Kotobuki Spirits Co Ltd(a)	360,800	5,764,259
Maruwa Co Ltd/Aichi(a)	21,200	7,397,285
Monotaro Company, Ltd.	1,141,200	14,360,624
Next Generation Technology Group, Inc.(a)	122,200	12,713,412
Sinfonia Technology Company Ltd.	91,300	7,645,951
Tokyo Seimitsu Company Limited	91,062	9,817,142
		147,936,755
Luxembourg — 1.96%
Eurofins Scientific S.E. (a)	293,684	23,090,900

Mexico — 2.18%
BBB Foods Inc(a)	224,607	9,283,007
	Shares	Fair Value
COMMON STOCKS — 97.56% (continued)
Mexico — 2.18% (continued)
Corp Inmobiliaria Vesta S.A.B. de C.V. - ADR	4,721,029	$16,314,277
		25,597,284
Netherlands — 2.02%
BE Semiconductor Industries N.V. (a)	35,560	8,132,161
IMCD N.V.	143,106	15,646,080
		23,778,241
Norway — 0.75%
Kongsberg Gruppen ASA(a)	282,987	8,843,624

Poland — 0.49%
Zabka Group S.A.	669,668	5,700,217

South Korea — 8.26%
D’Alba Global Company Ltd. (a)	77,593	11,883,201
Hanwha Aerospace Company Ltd. (a)	14,389	9,143,628
HD Hyundai Marine Solution Co	232,708	29,672,064
HPSP Company Ltd. (a)	129,343	3,101,256
LEENO Industrial Inc.(a)	241,025	10,706,284
Park Systems Corp(a)	76,414	13,503,046
Sanil Electric Company Ltd. (a)	191,620	19,015,269
		97,024,748
Sweden — 11.05%
AddLife A.B.	676,455	11,480,993
AddTech A.B. (a)	621,036	22,607,083
Asker Healthcare Group AB	2,423,920	20,620,657
INVISIO A.B.	410,986	8,969,573
Lagercrantz Group AB(a)	1,059,042	24,914,971
Lifco AB, Class B(a)	493,770	16,802,306
Roko AB(a)	50,321	9,608,207
Vimian Group AB(a)	4,152,699	14,828,887
		129,832,677
Switzerland — 4.51%
Accelleron Industries A.G.	104,286	9,398,215
Belimo Holding AG(a)	13,242	13,760,135
Huber + Suhner A.G. (a)	35,508	8,319,476
VAT Group A.G. 144A(a),(b),(c)	18,934	14,100,310
Ypsomed Holding AG	15,511	7,391,216
		52,969,352
Taiwan — 8.72%
Acter Company LTD	594,000	17,009,256
Airtac International Group	356,000	14,602,359
Asia Vital Components Co., Ltd. (a)	209,000	15,010,371
ASPEED Technology, Inc.	35,160	15,809,421
AURAS Technology Co. Ltd.	204,000	5,696,313
Chroma ATE, Inc.	249,000	16,187,351
Hon Precision, Inc.	69,000	13,200,631
Jentech Precision Industrial Co., Ltd.	46,000	4,905,736
		102,421,438
United Kingdom — 14.39%
Diploma plc	382,683	37,752,555
Halma plc	271,450	12,913,996
Hill & Smith Holdings plc	431,621	16,578,435
Marex Group Ltd. (a)	314,718	20,431,493
Rosebank Industries plc(a)	12,735,774	57,671,429
Volution Group PLC(a)	2,078,048	17,335,737

Grandeur Peak International Stalwarts Fund	Portfolio of Investments
July 31, 2026 (Unaudited) (Continued)

	Shares	Fair Value
COMMON STOCKS — 97.56% (continued)
United Kingdom — 14.39% (continued)
Zegona Communications plc(a)	324,480	$6,393,393
		169,077,038
United States — 6.88%
ITT, Inc.	86,466	16,945,607
Kadant, Inc.	73,066	22,467,795
Monolithic Power Systems, Inc.	21,595	30,795,118
nVent Electric PLC	69,402	10,676,110
		80,884,630
Total Common Stocks (Cost $910,738,698)		1,146,531,145

Total Investments — 97.56%
(Cost $910,738,698)		1,146,531,145

Other Assets in Excess of Liabilities — 2.44%		28,620,235

NET ASSETS — 100.00%		$1,175,151,380

(a)	Non-income producing security.

(b)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of July 31, 2026, these securities had a total aggregate market value of $14,100,310, representing 1.20% of net assets.

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2026, these securities had a total aggregate market value of $14,100,310, representing 1.20% of net assets.